UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

ITEM 1.     REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Federated Bond Portfolio

Semi-Annual Report

June 30, 2008

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008
UNAUDITED

ASSETS:
Investments in securities, market value (1)	$196,005,324
Cash	36,013
Collateral for securities loaned	20,966,622
Interest receivable	1,761,759
Subscriptions receivable	224,750
Receivable for investments sold	585,642
Variation on futures contracts	16,395

Total assets	219,596,505

LIABILITIES:
Due to investment adviser	116,876
Payable upon return of securities loaned	20,966,622
Redemptions payable	354,243
Payable for investments purchased	50,000

Total liabilities	21,487,741

NET ASSETS	$198,108,764

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,028,237
Additional paid-in capital	199,228,805
Net unrealized depreciation on investments and futures contracts	(2,901,601)
Undistributed net investment income	304,063
Accumulated net realized loss on investments and futures contracts	(550,740)

NET ASSETS	$198,108,764

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$9.77

SHARES OF CAPITAL STOCK:
Authorized	150,000,000
Outstanding	20,282,365

(1) Cost of investments in securities:	$199,141,377

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2008
UNAUDITED

INVESTMENT INCOME:
Interest	$5,324,356
Income from securities lending	50,288

Total income	5,374,644

EXPENSES:
Management fees	680,059

NET INVESTMENT INCOME	4,694,585

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	1,319,137
Net realized gain on futures contracts	26,643
Change in net unrealized depreciation on investments	(4,541,133)
Change in net unrealized appreciation on futures contracts	182,812

Net realized and unrealized loss on investments and futures contracts	(3,012,541)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,682,044

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2008 AND YEAR ENDED DECEMBER 31, 2007

	2008	2007

	UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$4,694,585	$8,746,471
Net realized gain on investments	1,319,137	182,755
Net realized gain on futures contracts	26,643	835,978
Change in net unrealized appreciation (depreciation) on investments	(4,541,133)	2,104,009
Change in net unrealized appreciation on futures contracts	182,812	51,640

Net increase in net assets resulting from operations	1,682,044	11,920,853

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,397,132)	(8,739,861)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	41,995,795	140,014,572
Reinvestment of distributions	4,397,132	8,739,861
Redemptions of shares	(41,499,822)	(82,731,649)

Net increase in net assets resulting from share transactions	4,893,105	66,022,784

Total increase in net assets	2,178,017	69,203,776

NET ASSETS:
Beginning of period	195,930,747	126,726,971

End of period (1)	$198,108,764	$195,930,747

OTHER INFORMATION:

SHARES:
Sold	4,214,543	14,298,461
Issued in reinvestment of distributions	448,491	899,557
Redeemed	(4,168,513)	(8,458,287)

Net increase	494,521	6,739,731

(1) Including undistributed net investment income	$304,063	$6,610

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Six Months Ended		Year Ended December 31,				Period Ended December 31,

	June 30, 2008		2007	2006	2005	2004	2003 +

	UNAUDITED

Net Asset Value, Beginning of Period	$9.90		$9.71	$9.71	$9.88	$9.85	$10.00

Income from Investment Operations

Net investment income	0.24		0.44	0.42	0.34	0.30	0.13
Net realized and unrealized gain (loss)	(0.14)		0.19	0.00	(0.17)	0.03	(0.15)

Total Income From Investment Operations	0.10		0.63	0.42	0.17	0.33	(0.02)

Less Distributions

From net investment income	(0.23)		(0.44)	(0.42)	(0.34)	(0.30)	(0.13)

Net Asset Value, End of Period	$9.77		$9.90	$9.71	$9.71	$9.88	$9.85

Total Return	0.97	% ◆	6.68%	4.42%	1.78%	3.38%	(0.20	%) ◆

Net Assets, End of Period ($000)	$198,109		$195,931	$126,727	$114,270	$110,466	$125,437

Ratio of Expenses to Average Net Assets	0.70	% *	0.70%	0.70%	0.70%	0.70%	0.70	% *

Ratio of Net Investment Income to Average Net Assets	4.83	% *	4.73%	4.34%	3.52%	2.93%	2.21	% *

Portfolio Turnover Rate	39.12	% ◆	55.74%	62.84%	32.96%	65.55%	33.24	% ◆

+	The portfolio commenced operations on May 21, 2003.

◆	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PROTFOLIO

SCHEDULE OF INVESTMENTS
JUNE 30, 2008
UNAUDITED

BONDS

Par Value ($)		Value ($)

AEROSPACE & DEFENSE --- 0.30%
50,000	Alliant Techsystems Inc	48,500
	Senior Subordinated Notes
	6.750% April 1, 2016
50,000	DRS Technologies Inc	50,750
	Senior Notes
	6.625% February 1, 2016
50,000	L-3 Communications Corp	46,875
	Senior Subordinated Notes
	6.125% January 15, 2014
75,000	Lockheed Martin Corp	72,828
	Senior Notes
	4.121% March 14, 2013
250,000	Raytheon Co	260,207
	Senior Unsecured Notes
	5.375% April 1, 2013
75,000	Sequa Corp *	66,750
	Senior Notes
	11.750% December 1, 2015
50,000	TransDigm Inc	49,375
	Notes
	7.750% July 15, 2014
		$595,285

AGENCY --- 50.07%
258,426	Fannie Mae	239,822
	4.500% August 1, 2035
1,353,789	Fannie Mae	1,342,340
	5.500% July 1, 2033
1,004,986	Fannie Mae	992,404
	5.500% March 1, 2036
2,734,318	Fannie Mae	2,634,398
	5.000% December 1, 2034
2,318,771	Fannie Mae	2,267,613
	4.500% June 1, 2018
724,936	Fannie Mae	753,919
	6.500% January 1, 2031
1,670,927	Fannie Mae	1,722,234
	6.500% August 1, 2037
722,816	Fannie Mae	721,905
	5.000% February 1, 2018
438,454	Fannie Mae	445,297
	6.000% August 1, 2032
4,662,202	Fannie Mae †	4,728,395
	5.549% March 1, 2047
2,471,310	Fannie Mae	2,496,222
	6.000% March 1, 2037
3,357,499	Fannie Mae	3,391,344
	6.000% September 1, 2037
23,760	Fannie Mae	24,489
	6.500% April 1, 2037
1,955,131	Fannie Mae	1,975,255
	6.000% February 1, 2037
883,775	Fannie Mae	911,099
	6.500% June 1, 2036
956,562	Fannie Mae	966,408
	6.000% February 1, 2036
1,658,191	Fannie Mae	1,674,906
	6.000% August 1, 2037
5,000,000	Fannie Mae	5,050,402
	6.000% November 1, 2037
2,500,000	Federal Home Loan Bank ‡	2,548,947
	5.000% November 17, 2017
3,000,000	Federal Home Loan Bank ‡ §	3,106,992
	4.625% February 18, 2011
281,645	Freddie Mac	285,160
	6.000% April 1, 2035
2,269,394	Freddie Mac	2,242,090
	5.500% August 1, 2035
450,904	Freddie Mac	418,645
	4.500% November 1, 2035
4,000,000	Freddie Mac ‡ §	4,048,936
	5.000% January 16, 2009
750,000	Freddie Mac ‡ §	903,454
	6.750% March 15, 2031
2,621,025	Freddie Mac	2,524,425
	5.000% March 1, 2034
660,749	Freddie Mac	693,457
	7.000% August 1, 2037
662,907	Freddie Mac	670,352
	6.000% August 1, 2037
5,742,455	Freddie Mac	5,514,664
	5.000% April 1, 2037
600,677	Freddie Mac	557,703
	4.500% May 1, 2035
16,633,075	Freddie Mac	16,401,771
	5.500% May 1, 2038
920,824	Freddie Mac	908,019
	5.500% December 1, 2037
498,688	Freddie Mac	504,444
	6.000% May 1, 2036
927,094	Freddie Mac	938,664
	6.000% June 1, 2035
159,594	Freddie Mac	164,878
	6.500% February 1, 2036
8,333,937	Freddie Mac	8,218,044
	5.500% April 1, 2037
2,241,663	Freddie Mac	2,211,890
	5.500% August 1, 2036
1,443,435	Freddie Mac	1,424,264
	5.500% June 1, 2036
1,277,608	Freddie Mac	1,228,525
	5.000% May 1, 2036
2,304,482	Freddie Mac †	2,343,380
	5.387% May 1, 2037
881,145	Freddie Mac †	897,447
	5.918% July 1, 2036
214,438	Freddie Mac	207,426
	4.500% July 1, 2021
250,359	Freddie Mac	254,344
	6.000% November 1, 2033
863,301	Freddie Mac	855,342
	5.500% October 1, 2033
2,087,234	Freddie Mac	2,118,079
	5.500% February 1, 2018
377,093	Freddie Mac	381,446
	6.000% March 1, 2036
330,336	Freddie Mac	338,493
	6.000% May 1, 2021
453,042	Freddie Mac	420,630
	4.500% March 1, 2036
188,382	Freddie Mac	182,222
	4.500% April 1, 2021
540,627	Freddie Mac	508,933
	4.000% December 1, 2020
1,800,808	Freddie Mac	1,781,029
	5.000% March 1, 2022
		$98,142,547

AIR FREIGHT --- 0.10%
195,000	FedEx Corp	196,088
	Company Guaranteed Notes
	5.500% August 15, 2009
		$196,088

AIRLINES --- 0.04%
100,000	Southwest Airlines Co	87,282
	Debentures
	7.375% March 1, 2027
		$87,282

AUTO PARTS & EQUIPMENT --- 0.04%
50,000	Cooper-Standard Automotive Inc ‡	36,750
	Notes
	8.375% December 15, 2014
50,000	United Components Inc	46,750
	Senior Subordinated Notes
	9.375% June 15, 2013
		$83,500

AUTOMOBILES --- 0.31%
300,000	DaimlerChrysler NA Holding Corp	301,799
	Notes
	4.875% June 15, 2010
185,000	DaimlerChrysler NA Holding Corp	191,841
	Notes
	6.500% November 15, 2013
50,000	Ford Motor Co	29,125
	Unsecured Notes
	7.450% July 16, 2031
50,000	General Motors Corp ‡	29,625
	Senior Debentures
	8.375% July 15, 2033
100,000	General Motors Corp	51,500
	Debentures
	7.400% September 1, 2025
		$603,890

BANKS --- 2.41%
1,000,000	Bank of America Corp	982,121
	Senior Notes
	5.375% June 15, 2014
200,000	BB&T Corp	184,544
	Notes
	5.200% December 23, 2015
750,000	Marshall & Ilsley Bank	735,167
	Notes
	4.400% March 15, 2010
250,000	PNC Funding Corp	233,127
	Subordinated Notes
	5.625% February 1, 2017
1,000,000	PNC Funding Corp	1,034,401
	Unsecured Subordinated Notes
	7.500% November 1, 2009
150,000	Popular North America Inc	148,549
	Company Guaranteed Notes
	5.650% April 15, 2009
250,000	US Bank NA	246,476
	Subordinated Notes
	4.950% October 30, 2014
700,000	Wachovia Bank NA	633,900
	Subordinated Notes
	4.800% November 1, 2014
350,000	Wells Fargo Bank NA	365,748
	Subordinated Notes
	6.450% February 1, 2011
200,000	Zions Bancorp	159,296
	Subordinated Notes
	5.500% November 16, 2015
		$4,723,329

BIOTECHNOLOGY --- 0.10%
200,000	Genentech Inc	198,277
	Senior Notes
	4.750% July 15, 2015
		$198,277

BROADCAST/MEDIA --- 1.52%
300,000	British Sky Broadcasting Group PLC	309,635
	Senior Unsecured Notes
	8.200% July 15, 2009
750,000	Comcast Cable Communications LLC	790,685
	Senior Unsecured Notes
	7.125% June 15, 2013
250,000	Cox Communications Inc	240,241
	Global Notes
	5.450% December 15, 2014
250,000	Cox Communications Inc	260,939
	Unsecured Notes
	7.125% October 1, 2012
50,000	EchoStar DBS Corp	46,250
	Global Notes
	6.625% October 1, 2014
50,000	Kabel Deutschland GmbH	51,125
	Notes
	10.625% July 1, 2014
50,000	Newport Television LLC/NTV Finance Corp *	44,000
	Senior Notes
	13.000% March 15, 2017
1,000,000	News America Holdings Inc	1,145,768
	Senior Debentures
	9.250% February 1, 2013
50,000	Univision Communications Inc * ‡	36,750
	Senior Notes
	9.750% March 15, 2015
50,000	Videotron Ltee	46,375
	Notes
	6.375% December 15, 2015
		$2,971,768

BUILDING MATERIALS --- 0.05%
50,000	Interline Brands Inc	48,250
	Senior Subordinated Notes
	8.125% June 15, 2014
50,000	Ply Gem Industries Inc *	45,875
	Notes
	11.750% June 15, 2013
		$94,125

CANADIAN - PROVINCIAL --- 1.08%
2,000,000	Hydro-Quebec	2,127,292
	Notes
	6.300% May 11, 2011
		$2,127,292

CHEMICALS --- 0.48%
50,000	Airgas Inc *	50,375
	Notes
	7.125% October 1, 2018
184,000	Albemarle Corp	173,703
	Senior Unsecured Notes
	5.100% February 1, 2015
50,000	Chemtura Corp	43,250
	Notes
	6.875% June 1, 2016
100,000	EI du Pont de Nemours & Co	100,844
	Senior Unsecured Notes
	5.000% January 15, 2013
50,000	Mosaic Co *	53,250
	Senior Notes
	7.625% December 1, 2016
250,000	Praxair Inc	240,042
	Senior Unsecured Notes
	4.625% March 30, 2015
225,000	RPM International Inc	225,140
	Notes
	6.500% February 15, 2018
50,000	Terra Capital Inc	49,000
	Senior Notes
	7.000% February 1, 2017
		$935,604

COMMERCIAL MORTGAGE BACKED --- 6.38%
500,000	Banc of America Commercial Mortgage Inc †	476,101
	Series 2007-4 Class A4
	5.936% July 10, 2017
1,900,000	Banc of America Commercial Mortgage Inc	1,856,728
	Series 2007-1 Class A2
	5.381% January 15, 2049
2,700,000	Citigroup/Deustche Bank Commercial Mortgage Trust †	2,573,959
	Series 2007-CD5 Class A4
	5.886% August 15, 2017
1,900,000	Citigroup/Deustche Bank Commercial Mortgage Trust	1,809,723
	Series 2007-CD4 Class A3
	5.293% December 11, 2049
1,200,000	Credit Suisse Mortgage Capital Certificates	1,158,081
	Series 2006-C4 Class AAB
	5.439% September 15, 2039
450,000	CS First Boston Mortgage Securities Corp †	449,379
	Series 2005-C6 Class A2FX
	5.207% December 15, 2040
750,000	JP Morgan Chase Commercial Mortgage Securities Corp †	738,972
	Series 2007-CB19 Class A2
	5.747% February 12, 2049
750,000	LB-UBS Commercial Mortgage Trust †	732,836
	Series 2008-C1 Class A2
	6.317% April 15, 2041
200,000	Merrill Lynch Mortgage Trust	199,143
	Series MLMT 2008-C1 Class A2
	5.313% February 12, 2051
200,000	Merrill Lynch Mortgage Trust †	190,800
	Series MLMT2008-C1 Class AM
	6.266% February 12, 2051
1,000,000	ML-CFC Commercial Mortgage Trust	974,231
	Series 2007-6 Class A2
	5.331% March 12, 2051
1,000,000	ML-CFC Commercial Mortgage Trust †	931,279
	Series 2007-6 Class A4
	5.930% March 12, 2051
440,000	Morgan Stanley Capital I	413,807
	Series 2006-IQ12 Class A4
	5.332% December 15, 2043
		$12,505,039

COMMUNICATIONS - EQUIPMENT --- 0.35%
275,000	Cisco Systems Inc	283,137
	Notes
	5.250% February 22, 2011
400,000	Harris Corp	398,552
	Senior Unsubordinated Notes
	5.950% December 1, 2017
		$681,689

COMPUTER HARDWARE & SYSTEMS --- 0.51%
50,000	Activant Solutions Inc	39,500
	Senior Subordinated Notes
	9.500% May 1, 2016
500,000	Dell Inc	514,457
	Debentures
	7.100% April 15, 2028
200,000	Hewlett-Packard Co	196,194
	Unsecured Notes
	5.400% March 1, 2017
175,000	Hewlett-Packard Co	179,288
	Bonds
	5.250% March 1, 2012
50,000	Seagate Technology HDD Holdings	45,625
	Notes
	6.800% October 1, 2016
32,000	SMART Modular Technologies Inc †	31,680
	Senior Notes
	10.229% April 1, 2012
		$1,006,744

COMPUTER SOFTWARE & SERVICES --- 0.46%
100,000	BMC Software Inc	101,331
	Unsecured Notes
	7.250% June 1, 2018
50,000	CompuCom Systems Inc *	45,750
	Senior Notes
	12.500% October 1, 2015
50,000	Open Solutions Inc *	40,750
	Senior Subordinated Notes
	9.750% February 1, 2015
500,000	Oracle Corp	509,735
	Notes
	5.000% January 15, 2011
50,000	SERENA Software Inc	46,500
	Senior Subordinated Notes
	10.375% March 15, 2016
50,000	SS&C Technologies Inc	52,500
	Senior Subordinated Notes
	11.750% December 1, 2013
50,000	SunGard Data Systems Inc	50,250
	Company Guaranteed Notes
	10.250% August 15, 2015
50,000	Unisys Corp	50,000
	Senior Unsecured Notes
	12.500% January 15, 2016
		$896,816

CONGLOMERATES --- 0.10%
200,000	General Electric Co	201,440
	Notes
	5.000% February 1, 2013
		$201,440

CONTAINERS --- 0.10%
50,000	Ball Corp	48,750
	Company Guaranteed Notes
	6.625% March 15, 2018
50,000	Berry Plastics Holding Corp	43,250
	Secured Notes
	8.875% September 15, 2014
50,000	Crown Americas Inc	50,000
	Senior Global Notes
	7.750% November 15, 2015
50,000	Graphic Packaging International Corp ‡	47,750
	Senior Subordinated Notes
	9.500% August 15, 2013
		$189,750

DISTRIBUTORS --- 0.15%
50,000	Baker & Taylor Inc *	44,750
	Secured Notes
	11.500% July 1, 2013
50,000	NBC Acquisition Corp **	44,000
	Step Bond 0% - 11.000%
	11.000% March 15, 2013
50,000	Nebraska Book Co	41,250
	Senior Subordinated Notes
	8.625% March 15, 2012
50,000	SGS International Inc	45,875
	Senior Subordinated Notes
	12.000% December 15, 2013
125,000	SYSCO Corp	122,179
	Senior Unsecured Notes
	4.200% February 12, 2013
		$298,054

ELECTRIC COMPANIES --- 2.16%
200,000	AmerenUE	193,848
	Notes
	6.000% April 1, 2018
250,000	Cleveland Electric Illuminating Co	211,780
	Senior Unsecured Notes
	5.950% December 15, 2036
200,000	Commonwealth Edison Co	195,235
	Notes
	5.800% March 15, 2018
300,000	Consolidated Edison Co of New York	297,478
	Debentures
	5.500% September 15, 2016
100,000	Edison Mission Energy	93,500
	Senior Notes
	7.000% May 15, 2017
500,000	Exelon Generation Co LLC	479,477
	Notes
	5.350% January 15, 2014
300,000	FPL Group Capital Inc	304,073
	Notes
	5.350% June 15, 2013
50,000	Inergy LP/Inergy Finance Corp	46,500
	Senior Notes
	6.875% December 15, 2014
75,000	Intergen NV *	77,625
	Secured Notes
	9.000% June 30, 2017
300,000	MidAmerican Energy Co	291,618
	Unsecured Notes
	4.650% October 1, 2014
100,000	Northern States Power Co	98,668
	Notes
	5.250% March 1, 2018
500,000	Pacific Gas & Electric Co	495,807
	1st Mortgage
	4.200% March 1, 2011
125,000	PPL Energy Supply LLC	108,520
	Senior Unsecured Notes
	6.000% December 15, 2036
350,000	PSE&G Power LLC	372,940
	Company Guaranteed Bonds
	7.750% April 15, 2011
300,000	PSI Energy Inc	299,278
	Senior Unsecured Bonds
	6.050% June 15, 2016
100,000	Sierra Pacific Resources	97,161
	Senior Notes
	6.750% August 15, 2017
100,000	Texas Competitive Electric Holdings Co LLC *	98,000
	Senior Notes
	10.250% November 1, 2015
200,000	Virginia Electric & Power Co	200,100
	Senior Unsecured Notes
	5.100% November 30, 2012
300,000	Westar Energy Inc	264,325
	1st Mortgage
	5.875% July 15, 2036
		$4,225,933

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 0.25%
50,000	Belden Inc	48,000
	Senior Subordinated Notes
	7.000% March 15, 2017
200,000	Emerson Electric Co	208,101
	Notes
	5.750% November 1, 2011
120,000	Hubbell Inc	121,969
	Notes
	5.950% June 1, 2018
110,000	Koninklijke Philips Electronics NV	107,769
	Senior Unsecured Notes
	5.750% March 11, 2018
		$485,839

ELECTRONICS - SEMICONDUCTOR --- 0.17%
50,000	Freescale Semiconductor Inc	40,625
	Senior Notes
	8.875% December 15, 2014
300,000	KLA-Tencor Corp	294,110
	Unsecured Notes
	6.900% May 1, 2018
		$334,735

FINANCIAL SERVICES --- 3.23%
50,000	ALH Finance LLC	45,750
	Senior Subordinated Notes
	8.500% January 15, 2013
300,000	American General Finance Corp	278,984
	Notes
	4.000% March 15, 2011
1,000,000	Boeing Capital Corp	1,061,321
	Notes
	6.500% February 15, 2012
300,000	Capital One Capital IV †	224,170
	Notes
	6.745% February 17, 2037
75,000	CEVA Group PLC *	77,062
	Senior Notes
	10.000% September 1, 2014
200,000	Citigroup Inc	199,239
	Notes
	5.125% February 14, 2011
75,000	Ford Motor Credit Co	58,122
	Senior Notes
	7.250% October 25, 2011
100,000	Ford Motor Credit Co †	71,078
	Senior Unsecured Notes
	7.127% January 13, 2012
600,000	General Electric Capital Corp	601,550
	Notes
	3.750% December 15, 2009
300,000	General Electric Capital Corp	296,341
	Notes
	4.875% March 4, 2015
175,000	General Motors Acceptance Corp	125,750
	Notes
	6.875% September 15, 2011
50,000	Hexion US Financial Corp/Hexion Nova Scotia Finance ULC	45,250
	Senior Secured Notes
	9.750% November 15, 2014
200,000	Household Finance Corp	207,160
	Notes
	7.000% May 15, 2012
500,000	HSBC Finance Capital Trust IX †	400,825
	Company Guaranteed Bonds
	7.548% November 30, 2035
50,000	Icahn Enterprises LP	45,375
	Notes
	7.125% February 15, 2013
200,000	International Lease Finance Corp	193,013
	Unsecured Notes
	4.875% September 1, 2010
250,000	Invesco Ltd	238,663
	Notes
	5.625% April 17, 2012
50,000	Janus Capital Group Inc	48,799
	Subordinated Notes
	6.250% June 15, 2012
50,000	Janus Capital Group Inc	47,988
	Notes
	6.700% June 15, 2017
250,000	JPMorgan Chase & Co	251,619
	Notes
	5.750% January 2, 2013
200,000	National Rural Utilities Cooperative Finance Corp	194,500
	Collateral Trust Bonds
	5.450% February 1, 2018
50,000	Nuveen Investments Inc *	46,125
	Senior Notes
	10.500% November 15, 2015
50,000	Petroplus Finance Ltd *	44,125
	Notes
	7.000% May 1, 2017
50,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp ‡	40,000
	Senior Subordinated Notes
	10.625% April 1, 2017
200,000	Textron Financial Corp	198,430
	Unsecured Notes
	5.400% April 28, 2013
250,000	Textron Financial Corp * †	199,537
	Subordinated Bonds
	6.000% February 15, 2067
100,000	Universal City Florida Holding Co I/II †	96,500
	Notes
	7.989% May 1, 2010
500,000	Xstrata Finance Canada Ltd *	494,589
	Bonds
	5.500% November 16, 2011
50,000	Yankee Acquisition Corp ‡	36,000
	Senior Notes
	9.750% February 15, 2017
500,000	ZFS Finance USA Trust I * †	456,002
	Bonds
	6.150% December 15, 2065
		$6,323,867

FOOD & BEVERAGES --- 0.88%
50,000	B&G Foods Inc	49,125
	Senior Notes
	8.000% October 1, 2011
200,000	Bottling Group LLC	200,870
	Senior Unsecured Notes
	5.500% April 1, 2016
50,000	Constellation Brands Inc	46,750
	Senior Notes
	7.250% May 15, 2017
50,000	Dean Foods Co	43,375
	Notes
	7.000% June 1, 2016
220,000	General Mills Inc	218,068
	Notes
	5.700% February 15, 2017
200,000	Kellogg Co	194,290
	Senior Unsecured Notes
	4.250% March 6, 2013
250,000	Kraft Foods Inc	243,255
	Notes
	5.250% October 1, 2013
400,000	Kraft Foods Inc	408,636
	Notes
	6.250% June 1, 2012
200,000	PepsiCo Inc	202,969
	Senior Unsecured Notes
	4.650% February 15, 2013
50,000	Pierre Foods Inc	5,500
	Senior Subordinated Notes
	9.875% July 15, 2012
50,000	Pilgrims Pride Corp ‡	36,750
	Senior Subordinated Notes
	8.375% May 1, 2017
50,000	Reddy Ice Holdings Inc **	42,125
	Step Bond 0% - 10.500%
	3.990% November 1, 2012
50,000	Smithfield Foods Inc	41,500
	Senior Notes
	7.750% July 1, 2017
		$1,733,213

FOREIGN BANKS --- 0.05%
100,000	ICICI Bank Ltd *	98,678
	Notes
	6.625% October 3, 2012
		$98,678

FOREIGN GOVERNMENTS --- 1.27%
210,000	Government of Brazil	214,410
	Bonds
	6.000% January 17, 2017
60,000	Government of Brazil	73,770
	Bonds
	8.250% January 20, 2034
100,000	Government of Colombia	107,000
	Bonds
	7.375% September 18, 2037
100,000	Government of Colombia	108,400
	Notes
	7.375% January 27, 2017
100,000	Government of Ecuador **	97,500
	Step Bond 4.000% - 10.000%
	10.000% August 15, 2030
100,000	Government of Indonesia	85,497
	Bonds
	6.625% February 17, 2037
550,000	Government of Mexico	555,775
	Notes
	5.625% January 15, 2017
501,000	Government of Mexico	531,561
	Notes
	6.750% September 27, 2034
43,000	Government of Peru	43,537
	Bonds
	6.550% March 14, 2037
190,000	Government of Philippines	208,525
	Bonds
	9.000% February 15, 2013
100,000	Government of Turkey	96,295
	Global Bonds
	7.000% September 26, 2016
250,000	Government of Venezuela	260,000
	Notes
	10.750% September 19, 2013
150,000	Government of Venezuela	107,775
	Bonds
	6.000% December 9, 2020
		$2,490,045

GOLD, METALS & MINING --- 1.05%
300,000	Alcoa Inc	280,905
	Notes
	5.550% February 1, 2017
50,000	Aleris International Inc	39,812
	Notes
	9.000% December 15, 2014
65,000	ArcelorMittal *	63,522
	Notes
	6.125% June 1, 2018
250,000	BHP Finance USA Ltd	241,968
	Global Notes
	5.250% December 15, 2015
1,000,000	BHP Finance USA Ltd	976,191
	Notes
	4.800% April 15, 2013
300,000	Newmont Mining Corp	256,764
	Notes
	5.875% April 1, 2035
100,000	Rio Tinto Finance USA Ltd	100,554
	Notes
	5.875% July 15, 2013
100,000	Rio Tinto Finance USA Ltd	100,303
	Notes
	6.500% July 15, 2018
		$2,060,019

HEALTH CARE RELATED --- 0.62%
300,000	Aetna Inc	310,296
	Senior Unsecured Notes
	5.750% June 15, 2011
200,000	CIGNA Corp	200,124
	Senior Unsecured Notes
	6.350% March 15, 2018
50,000	CRC Health Corp	41,000
	Senior Subordinated Notes
	10.750% February 1, 2016
100,000	HCA Inc	103,000
	Notes
	9.625% November 15, 2016
50,000	HCA Inc	51,500
	Secured Notes
	9.250% November 15, 2016
50,000	National Mentor Holdings Inc	51,375
	Senior Subordinated Notes
	11.250% July 1, 2014
50,000	Omnicare Inc	46,250
	Senior Subordinated Notes
	6.875% December 15, 2015
200,000	Quest Diagnostics Inc	198,117
	Notes
	6.400% July 1, 2017
50,000	United Surgical Partners International Inc	46,000
	Senior Subordinated Notes
	9.250% May 1, 2017
125,000	UnitedHealth Group Inc	120,917
	Notes
	6.000% February 15, 2018
54,000	Viant Holdings Inc *	45,900
	Notes
	10.125% July 15, 2017
		$1,214,479

HOTELS/MOTELS --- 0.23%
50,000	Fontainebleau Las Vegas *	32,500
	Notes
	10.250% June 15, 2015
200,000	MGM Mirage Inc	162,000
	Notes
	5.875% February 27, 2014
50,000	Royal Caribbean Cruises Ltd	44,250
	Senior Unsecured Notes
	7.000% June 15, 2013
50,000	Seminole Hard Rock Entertainment Inc * †	42,000
	Notes
	5.300% March 15, 2014
150,000	Wyndham Worldwide Corp	132,460
	Unsecured Notes
	6.000% December 1, 2016
50,000	Wynn Las Vegas LLC	45,750
	Notes
	6.625% December 1, 2014
		$458,960

HOUSEHOLD GOODS --- 0.12%
50,000	Sealy Mattress Co	41,000
	Senior Subordinated Notes
	8.250% June 15, 2014
200,000	Whirlpool Corp	197,642
	Notes
	5.500% March 1, 2013
		$238,642

INSURANCE RELATED --- 1.36%
175,000	ACE INA Holdings Inc	167,998
	Notes
	5.700% February 15, 2017
300,000	Allstate Corp	295,700
	Notes
	5.000% August 15, 2014
1,000,000	AXA	1,077,063
	Senior Notes
	8.600% December 15, 2030
300,000	Berkshire Hathaway Finance Corp	295,491
	Notes
	4.850% January 15, 2015
60,000	Chubb Corp	58,153
	Senior Notes
	5.750% May 15, 2018
50,000	CNA Financial Corp	50,218
	Unsecured Notes
	6.000% August 15, 2011
100,000	Horace Mann Educators Corp	104,299
	Senior Notes
	6.850% April 15, 2016
250,000	Pacific Life Corp *	245,392
	Bonds
	6.600% September 15, 2033
140,000	Prudential Financial Inc	132,154
	Notes
	6.625% December 1, 2037
200,000	St Paul Travelers Co Inc	197,409
	Senior Unsecured Notes
	5.500% December 1, 2015
50,000	Vanguard Health Holding Co II LLC	49,500
	Senior Subordinated Notes
	9.000% October 1, 2014
		$2,673,377

INVESTMENT BANK/BROKERAGE FIRM --- 2.31%
200,000	Bear Stearns Cos Inc	208,713
	Unsecured Notes
	7.250% February 1, 2018
125,000	Bear Stearns Cos Inc	120,802
	Notes
	5.700% November 15, 2014
350,000	BlackRock Inc	351,981
	Global Notes
	6.250% September 15, 2017
700,000	Credit Suisse (USA) Inc	708,074
	Senior Notes
	5.500% August 16, 2011
200,000	Eaton Vance Corp	201,763
	Unsubordinated Notes
	6.500% October 2, 2017
200,000	FMR LLC *	218,545
	Bonds
	7.570% June 15, 2029
300,000	Goldman Sachs Group Inc	291,048
	Senior Notes
	6.150% April 1, 2018
200,000	Goldman Sachs Group Inc	195,772
	Notes
	5.250% October 15, 2013
550,000	Goldman Sachs Group Inc	564,845
	Notes
	7.350% October 1, 2009
300,000	Lehman Brothers Holdings Inc	258,239
	Subordinated Notes
	6.875% July 17, 2037
300,000	Lehman Brothers Holdings Inc	277,536
	Subordinated Notes
	6.500% July 19, 2017
50,000	LVB Acquisition Merger Sub Inc *	53,000
	Bonds
	11.625% October 15, 2017
50,000	LVB Acquisition Merger Sub Inc *	53,000
	Notes
	10.375% October 15, 2017
150,000	Merrill Lynch & Co Inc	140,646
	Notes
	5.450% July 15, 2014
550,000	Morgan Stanley	501,177
	Subordinated Notes
	4.750% April 1, 2014
200,000	Morgan Stanley	191,204
	Senior Unsecured Notes
	6.000% April 28, 2015
200,000	Morgan Stanley	189,505
	Senior Unsecured Notes
	6.625% April 1, 2018
		$4,525,850

LEISURE & ENTERTAINMENT --- 0.51%
50,000	Great Canadian Gaming Corp *	48,500
	Senior Subordinated Notes
	7.250% February 15, 2015
50,000	Herbst Gaming Inc ††	7,750
	Notes
	7.000% November 15, 2014
50,000	HRP Myrtle Beach Operations LLC * †	43,000
	Secured Notes
	9.894% April 1, 2012
50,000	Indianapolis Downs LLC/ Indiana Downs Capital Corp *	45,500
	Secured Notes
	11.000% November 1, 2012
50,000	Jacobs Entertainment Inc ‡	37,500
	Notes
	9.750% June 15, 2014
50,000	Penn National Gaming Inc ‡	48,500
	Senior Subordinated Notes
	6.750% March 1, 2015
50,000	San Pasqual Casino *	45,500
	Notes
	8.000% September 15, 2013
50,000	Shingle Springs Tribal Gaming Authority *	40,625
	Senior Notes
	9.375% June 15, 2015
265,000	Time Warner Inc	261,104
	Notes
	5.500% November 15, 2011
50,000	Tunica Biloxi Gaming Authority *	48,500
	Senior Unsecured Notes
	9.000% November 15, 2015
350,000	Walt Disney Co	365,625
	Notes
	5.700% July 15, 2011
		$992,104

MACHINERY --- 0.11%
120,000	Dover Corp	117,515
	Notes
	5.450% March 15, 2018
50,000	SPX Corp *	50,750
	Senior Unsecured Notes
	7.625% December 15, 2014
50,000	Valmont Industries Inc	49,625
	Notes
	6.875% May 1, 2014
		$217,890

MANUFACTURING --- 0.12%
200,000	Harsco Corp	199,538
	Senior Unsecured Notes
	5.750% May 15, 2018
50,000	Koppers Holdings Inc **	45,250
	Step Bond 0% - 9.875%
	9.030% November 15, 2014
		$244,788

MEDICAL PRODUCTS --- 0.05%
50,000	Bausch & Lomb Inc * ‡	50,250
	Senior Notes
	9.875% November 1, 2015
50,000	VWR Funding Inc	46,125
	Notes
	10.250% July 15, 2015
		$96,375

MISCELLANEOUS --- 0.13%
50,000	American Achievement Corp	49,000
	Senior Subordinated Notes
	8.250% April 1, 2012
100,000	Capmark Financial Group Inc	64,641
	Senior Unsecured Notes
	6.300% May 10, 2017
50,000	Jarden Corp ‡	43,500
	Senior Subordinated Notes
	7.500% May 1, 2017
50,000	Kansas City Southern Railway Co	50,500
	Senior Notes
	8.000% June 1, 2015
50,000	Stena AB	49,313
	Senior Unsecured Notes
	7.500% November 1, 2013
		$256,954

OIL & GAS --- 2.34%
200,000	Anadarko Petroleum Corp	200,107
	Senior Notes
	5.950% September 15, 2016
50,000	BASiC Energy Services Inc	48,625
	Senior Notes
	7.125% April 15, 2016
400,000	Canadian Natural Resources Ltd	360,174
	Bonds
	5.850% February 1, 2035
50,000	Cimarex Energy Co	49,125
	Senior Notes
	7.125% May 1, 2017
50,000	Compagnie Generale de Geophysique SA	50,063
	Senior Unsecured Notes
	7.750% May 15, 2017
50,000	Conoco Funding Co	57,229
	Bonds
	7.250% October 15, 2031
500,000	ConocoPhillips Australia Funding Co	514,977
	Company Guaranteed Notes
	5.500% April 15, 2013
300,000	Consolidated Natural Gas Co	286,082
	Senior Notes
	5.000% December 1, 2014
155,000	Enbridge Inc	149,304
	Bonds
	5.600% April 1, 2017
50,000	Forest Oil Corp	48,000
	Senior Notes
	7.250% June 15, 2019
200,000	Gaz Capital SA	216,500
	Notes
	8.625% April 28, 2034
50,000	Hilcorp Energy I LP/Hilcorp Finance Co *	48,000
	Senior Notes
	7.750% November 1, 2015
100,000	Holly Energy Partners LP	90,500
	Company Guaranteed Notes
	6.250% March 1, 2015
600,000	Husky Oil Ltd	657,193
	Senior Unsecured Debentures
	7.550% November 15, 2016
50,000	MarkWest Energy Partners LP *	51,125
	Senior Notes
	8.750% April 15, 2018
250,000	Morgan Stanley Bank AG for OAO Gazprom	276,013
	Notes
	9.625% March 1, 2013
50,000	Pacific Energy Partners LP/Pacific Energy Finance Corp	49,579
	Senior Notes
	6.250% September 15, 2015
200,000	PEMEX Project Funding Master Trust	218,000
	Bonds
	9.125% October 13, 2010
50,000	Plains Exploration & Production Co	50,375
	Senior Unsecured Notes
	7.750% June 15, 2015
166,675	Qatar Petroleum *	170,385
	Notes
	5.579% May 30, 2011
50,000	Range Resources Corp	49,625
	Notes
	7.250% May 1, 2018
50,000	SandRidge Energy Inc *	50,250
	Senior Notes
	8.000% June 1, 2018
50,000	Southwestern Energy Co *	51,446
	Senior Notes
	7.500% February 1, 2018
150,000	Valero Energy Corp	151,810
	Unsecured Notes
	7.500% April 15, 2032
50,000	Valero Energy Corp	51,902
	Unsecured Notes
	6.875% April 15, 2012
40,000	Weatherford International Ltd	41,010
	Notes
	7.000% March 15, 2038
50,000	Weatherford International Ltd	49,346
	Notes
	6.000% March 15, 2018
300,000	XTO Energy Inc	286,712
	Unsecured Notes
	6.375% June 15, 2038
155,000	XTO Energy Inc	156,593
	Senior Notes
	6.250% August 1, 2017
105,000	XTO Energy Inc	106,471
	Senior Notes
	6.750% August 1, 2037
		$4,586,521

PAPER & FOREST PRODUCTS --- 0.18%
50,000	NewPage Corp ‡	50,500
	Senior Subordinated Notes
	12.000% May 1, 2013
300,000	Weyerhaeuser Co	297,561
	Debentures
	7.375% March 15, 2032
		$348,061

PERSONAL LOANS --- 0.47%
200,000	American Express Co	199,254
	Notes
	4.750% June 17, 2009
400,000	American Express Credit Corp	397,670
	Unsecured Notes
	5.875% May 2, 2013
320,000	HSBC Finance Corp	319,325
	Unsecured Bonds
	4.750% April 15, 2010
		$916,249

PHARMACEUTICALS --- 0.29%
200,000	Abbott Laboratories	203,682
	Notes
	5.375% May 15, 2009
200,000	Eli Lilly & Co	199,691
	Bonds
	5.200% March 15, 2017
150,000	Pharmacia Corp	164,504
	Unsecured Debentures
	6.500% December 1, 2018
		$567,877

POLLUTION CONTROL --- 0.61%
750,000	Republic Services Inc	782,405
	Senior Unsecured Notes
	6.750% August 15, 2011
400,000	Waste Management Inc	417,832
	Senior Notes
	7.375% August 1, 2010
		$1,200,237

PRINTING & PUBLISHING --- 0.10%
100,000	Dex Media Inc **	71,500
	Step Bond 0% - 9.000%
	16.250% November 15, 2013
50,000	Idearc Inc	31,437
	Senior Notes
	8.000% November 15, 2016
50,000	MediMedia USA Inc *	50,000
	Senior Subordinated Notes
	11.375% November 15, 2014
50,000	Readers Digest Association Inc *	36,500
	Notes
	9.000% February 15, 2017
		$189,437

RAILROADS --- 0.80%
200,000	Burlington Northern Santa Fe Corp	191,754
	Unsecured Notes
	4.875% January 15, 2015
400,000	Norfolk Southern Corp	419,268
	Senior Notes
	6.750% February 15, 2011
1,000,000	Union Pacific Corp	948,206
	Senior Notes
	4.875% January 15, 2015
		$1,559,228

REAL ESTATE --- 0.27%
300,000	AMB Property LP	298,124
	Notes
	6.300% June 1, 2013
100,000	Host Marriott LP REIT	93,000
	Senior Notes
	7.125% November 1, 2013
100,000	Simon Property Group LP	97,279
	Notes
	6.125% May 30, 2018
50,000	Ventas Realty LP REIT	48,000
	Senior Notes
	6.625% October 15, 2014
		$536,403

RESTAURANTS --- 0.05%
50,000	Dave & Buster's Inc ‡	51,000
	Notes
	11.250% March 15, 2014
50,000	NPC International Inc	43,250
	Notes
	9.500% May 1, 2014
		$94,250

RETAIL --- 1.20%
50,000	AutoNation Inc	44,500
	Company Guaranteed Notes
	7.000% April 15, 2014
100,000	Best Buy Co Inc *	101,309
	Notes
	6.750% July 15, 2013
400,000	Costco Wholesale Corp	413,716
	Senior Notes
	5.300% March 15, 2012
50,000	Couche-Tard US LP/Couche-Tard Finance Corp	49,375
	Senior Subordinated Notes
	7.500% December 15, 2013
100,000	CVS Caremark Corp	98,355
	Senior Unsecured Notes
	5.750% June 1, 2017
50,000	FTD Inc	50,125
	Company Guaranteed Notes
	7.750% February 15, 2014
50,000	General Nutrition Center Inc †	42,250
	Senior Notes
	7.199% March 15, 2014
200,000	JC Penney Corp Inc	178,445
	Unsecured Notes
	5.750% February 15, 2018
75,000	Kroger Co	77,007
	Senior Notes
	6.900% April 15, 2038
750,000	Kroger Co	769,987
	Senior Unsecured Notes
	7.250% June 1, 2009
300,000	Target Corp	312,658
	Notes
	5.875% March 1, 2012
225,000	Wal-Mart Stores Inc	221,075
	Senior Notes
	6.200% April 15, 2038
		$2,358,802

SAVINGS & LOANS --- 0.17%
425,000	Washington Mutual Bank	327,250
	Subordinated Notes
	5.125% January 15, 2015
		$327,250

SPECIALIZED SERVICES --- 0.44%
50,000	AMR HoldCo/EmCare HoldCo Inc	53,000
	Notes
	10.000% February 15, 2015
50,000	ASG Consolidated LLC ‡ **	46,250
	Step Bond 0% - 11.500%
	12.950% November 1, 2011
50,000	Ceridian Corp *	45,375
	Senior Unsecured Notes
	11.250% November 15, 2015
50,000	Education Management LLC ‡	46,000
	Company Guaranteed Notes
	10.250% June 1, 2016
50,000	First Data Corp *	43,500
	Senior Unsecured Notes
	9.875% September 24, 2015
50,000	Global Cash Access Inc/Global Cash Access Finance Corp	49,125
	Senior Subordinated Notes
	8.750% March 15, 2012
50,000	Hertz Corp ‡	45,500
	Senior Subordinated Notes
	10.500% January 1, 2016
50,000	KAR Holdings Inc ‡	42,000
	Notes
	10.000% May 1, 2015
50,000	Knowledge Learning Corp Inc *	46,000
	Company Guaranteed Notes
	7.750% February 1, 2015
50,000	Lamar Media Corp	45,500
	Senior Subordinated Notes
	6.625% August 15, 2015
50,000	Lender Processing Services Inc *	50,063
	Unsecured Notes
	8.125% July 1, 2016
50,000	R H Donnelley Corp	29,750
	Senior Discount Notes Series A-2
	6.875% January 15, 2013
50,000	RSC Equipment Rental Inc ‡	41,750
	Senior Notes
	9.500% December 1, 2014
50,000	Sensus Metering Systems Inc	47,500
	Senior Subordinated Notes
	8.625% December 15, 2013
50,000	US Investigations Services Inc *	46,000
	Senior Notes
	10.500% November 1, 2015
150,000	Visant Holding Corp	147,000
	Senior Global Notes
	8.750% December 1, 2013
50,000	WDAC Subsidiary Corp * ‡	40,500
	Senior Notes
	8.375% December 1, 2014
		$864,813

TELEPHONE & TELECOMMUNICATIONS --- 1.42%
50,000	ALLTELL Communications Inc *	57,750
	Senior Notes
	10.375% December 1, 2017
540,000	AT&T Inc	529,346
	Notes
	5.100% September 15, 2014
600,000	AT&T Wireless Services Inc	711,948
	Senior Unsecured Notes
	8.750% March 1, 2031
104,000	Digicel Group Ltd * ‡	98,150
	Senior Notes
	9.125% January 15, 2015
100,000	Embarq Corp	96,488
	Senior Unsecured Notes
	6.738% June 1, 2013
50,000	Fairpoint Communications Inc *	49,000
	Senior Notes
	13.125% April 1, 2018
50,000	Intelsat Bermuda Ltd	50,625
	Senior Notes
	11.250% June 15, 2016
50,000	MetroPCS Wireless Inc	48,125
	Senior Notes
	9.250% November 1, 2014
50,000	Nextel Communications Inc	41,500
	Senior Notes
	7.375% August 1, 2015
50,000	Sprint Nextel Corp	43,000
	Bonds
	6.000% December 1, 2016
280,000	Telecom Italia Capital SA	277,665
	Notes
	4.875% October 1, 2010
150,000	Telefonica Emisones SAU	153,938
	Company Guaranteed Notes
	7.045% June 20, 2036
50,000	US Unwired Inc	51,125
	Notes
	10.000% June 15, 2012
75,000	Verizon Communications Inc	74,458
	Notes
	6.100% April 15, 2018
200,000	Verizon Global Funding Corp	212,330
	Senior Unsubordinated Unsecured Notes
	7.250% December 1, 2010
50,000	Vodafone Group PLC	50,184
	Notes
	5.350% February 27, 2012
100,000	Vodafone Group PLC	96,328
	Global Notes
	5.625% February 27, 2017
50,000	West Corp ‡	42,250
	Senior Notes
	11.000% October 15, 2016
50,000	West Corp	45,000
	Senior Notes
	9.500% October 15, 2014
50,000	Windstream Corp	49,875
	Senior Notes
	8.625% August 1, 2016
		$2,779,085

TOBACCO --- 0.26%
300,000	Philip Morris International Inc	291,588
	Unsecured Notes
	5.650% May 16, 2018
200,000	Reynolds American Inc	209,439
	Notes
	7.750% June 1, 2018
		$501,027

U.S. GOVERNMENTS --- 6.69%
4,300,000	United States of America ‡	4,264,057
	3.125% April 30, 2013
4,900,000	United States of America ‡	5,695,279
	2.500% July 15, 2016
3,000,000	United States of America	3,147,891
	4.750% March 31, 2011
		$13,107,227

UTILITIES --- 0.25%
100,000	AmeriGas Partners LP	93,500
	Senior Unsecured Notes
	7.250% May 20, 2015
300,000	Atmos Energy Corp	296,773
	Notes
	4.000% October 15, 2009
50,000	Dynegy Holdings Inc	45,500
	Senior Notes
	7.750% June 1, 2019
50,000	Southern Star Central Corp	47,500
	Notes
	6.750% March 1, 2016
		$483,273

WHOLE LOAN --- 2.38%
3,770,374	Countrywide Home Loans	3,478,268
	Series 2007-17 Class 3A1
	6.750% October 25, 2037
1,233,212	Wells Fargo Mortgage Backed Securities Trust	1,190,049
	Series 2003-18 Class A1
	5.500% December 25, 2033
		$4,668,317

TOTAL BONDS --- 97.09%		$190,298,324
(Cost $193,434,377)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

5,707,000	Fannie Mae	5,707,000
	2.050% July 1, 2008

TOTAL SHORT-TERM INVESTMENTS --- 2.91%		$5,707,000
(Cost $5,707,000)

TOTAL MAXIM FEDERATED BOND PORTFOLIO --- 100%		$196,005,324
(Cost $199,141,377)

Legend

*	Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
†	Represents the current interest rate for variable rate security.
‡

A portion or all of the security is on loan at June 30, 2008.  The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Citigroup Inc, 2.750%, to be repurchased on July 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $20,942,600.

§	Security is an agency note with maturity date and interest rate indicated.
**	Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 30, 2008.
†† REIT	Security in default at June 30, 2008. Real Estate Investment Trust

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

See Notes to Financial Statements.

Summary of Investments by Moody's Rating

Maxim Federated Bond Portfolio
June 30, 2008
Unaudited

		% of Portfolio
Moody's Rating	Value ($)	Investments
Aaa	135,524,952	69.15%
Aa	9,564,789	4.88%
A	20,117,776	10.26%
Baa	21,619,436	11.03%
Ba	2,361,207	1.20%
B	4,766,864	2.43%
C	1,999,175	1.02%
NR	51,125	0.03%
	$ 196,005,324	100.00%

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2008 and Year Ended December 31, 2007

Maxim Federated Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008
UNAUDITED

1.     ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-three portfolios. Interests in the Maxim Federated Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek to provide total return, consistent with two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is currently offered only as an investment option for the Maxim Profile Portfolios.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government. Effective January 1, 2008, the Portfolio adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The adoption had no impact to the portfolio.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments.
The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
As of June 30, 2008, the inputs used to value the fund’s investments were as follows:

		Quoted Prices in	Significant Other	Significant
		Active Markets	Observable	Unobservable
		for Identical Assets	Inputs	Inputs
Description		(Level 1)	(Level 2)	(Level 3)	Total
Assets
Bonds	$		$190,257,824	$40,500	$190,298,324
Short-Term Investments		5,707,000			5,707,000
Total		$5,707,000	$190,257,824	$40,500	$196,005,324

The following is a reconciliation of change in Level 3 assets during the six months ended June 30, 2008:

Description	Bonds
Beginning Balance	$-
Total gain (or losses) (realized/unrealized)	(9,022)
Purchases, sales and corporate actions
Transfers into (out of) Level 3	49,522
Ending Balance	$40,500

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2008 were $4,430,029, $4,181,829 and 2.11%, respectively.

Financial Futures Contracts
Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Dividends
Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.
Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders
The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 1, 2008, the Portfolio adopted the FASB Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – Including an Amendment of FASB Statement No. 115” (“FAS 159”). FAS 159 permits an entity to measure financial instruments and certain other items at estimated fair value. Most of the provisions of FAS 159 are elective; however, the amendment to FASB No. 115, “Accounting for Certain Investments in Debt and Equity Securities”, applies to all entities that own trading and available-for-sale securities. The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument. FAS 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. The adoption had no impact on the financial statements.

2.     INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.70% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.
GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.
As of June 30, 2008, there were thirty-three Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $92,300 for the six months ended June 30, 2008. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.     PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2008, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $19,074,031 and $7,681,977, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $55,278,498 and $66,317,488, respectively.

4.     UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2008, the U.S. Federal income tax cost basis was $199,147,724. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,405,555 and gross depreciation of securities in which there was an excess of tax cost over value of $4,547,955, resulting in net depreciation of $3,142,400.

5.     FUTURES CONTRACTS

As of June 30, 2008, the Portfolio had 150 open 2 year US Treasury Note long futures, and 10 open US Long Bond long futures contracts. The contracts expire in September 2008 and the Portfolio has recorded unrealized appreciation of $239,062, and unrealized depreciation of $4,610, respectively, for a total unrealized appreciation of $234,452.

6.     SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2008, the Portfolio had securities on loan valued at $20,940,922 and received collateral of $20,966,622 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.
The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 22, 2008 (the "Meeting"), approved the continuation of (i) the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and each of the following Sub-Advisers:

Sub-Adviser	Portfolio
Alliance Capital Management, L.P.	Maxim Bernstein International Equity Portfolio
Ariel Capital Management, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio
BNY Investment Advisors	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio
Federated Investment Management Company	Maxim Federated Bond Portfolio
Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio
INVESCO Global Asset Management (N.A.), Inc.	Maxim Invesco ADR Portfolio
INVESCO Institutional (N.A.), Inc.	Maxim Small-Cap Value Portfolio
Franklin Advisers, Inc.	Maxim Global Bond Portfolio
Janus Capital Management, LLC	Maxim Janus Large Cap Growth Portfolio
Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio
Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio
Western Asset Management Company	Maxim High Yield Bond Portfolio
T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio
Silvant Capital Management LLC (a subsidiary of RidgeWorth Capital Management, Inc., formally known as Trusco Capital Management, Inc.)	Maxim Small-Cap Growth Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 25, 2008, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds. For Portfolios other than the Index Portfolios, this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2007, calendar year returns for the five-year period ended December 31, 2007, and risk-adjusted performance measures. In addition, for Portfolios other than the Index Portfolios and the Profile Portfolios (for which Morningstar performance information is not provided), this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment style from within, to the extent applicable, the Portfolio's Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Profile Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis. In this regard, the Board noted that the Maxim Small-Cap Growth Portfolio (formerly known as the Maxim Trusco Small-Cap Growth Portfolio), Maxim Ariel Small-Cap Value Portfolio, and Maxim Ariel MidCap Value Portfolio fell below the Portfolio quantitative benchmark for long-term performance. With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, recent changes in the management of the Sub-Adviser, and the fact that the Portfolio had outperformed its Morningstar category over the most recent calendar year, and concluded that it was satisfied with the current performance of the Portfolio. With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios’ position in the Fund's overall Portfolio lineup, and concluded that, despite the Portfolios' underperformance, there is a market for the Portfolios' shares. As to the remaining Portfolios (other than the Index Portfolios and the Profile Portfolios), the Board determined that it was satisfied with investment performance.

The Board also reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track and the performance of the Profile Portfolios as compared against the performance of similarly managed funds, and concluded that it was satisfied with the investment performance of the Index Portfolios and the Profile Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range, and that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category. With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds. With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company, and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.     CODE OF ETHICS.

Not required in filing.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.      SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.      PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.      CONTROLS AND PROCEDURES.

(a)     The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)     The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.      EXHIBITS.

(a)     (1) Not required in filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:     August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:     August 25, 2008

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:     August 25, 2008